Lease liabilities - Lease Liabilities Activity (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
As at January 1, 2020	$ 4,104
Additions	1,409
Interest expense	487	$ 471
Foreign exchange gain (loss)	111
Payments	(1,327)
As at September 30, 2020	4,784
Current	806		$ 900
Non-current	$ 3,978		$ 3,204